Employee Future Benefits - Summary of Pension and Retiree Welfare Plans (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ 0
Actuarial losses (gains) due to:
Ending balance		$ 0
Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	378,000,000
Actuarial losses (gains) due to:
Experience		15,000,000
Demographic assumption changes	35,000,000
Economic assumption changes	(250,000,000)	214,000,000
Ending balance	494,000,000	378,000,000
Return on plan assets (excluding interest income)	315,000,000	(312,000,000)
Pension defined benefit plans [member] | Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	4,706,000,000	4,767,000,000
Current service cost	42,000,000	48,000,000
Past service cost - amendments	8,000,000
Past service cost - curtailments	10,000,000
Interest cost	165,000,000	182,000,000
Plan participants' contributions	1,000,000	1,000,000
Actuarial losses (gains) due to:
Experience		15,000,000
Demographic assumption changes	35,000,000
Economic assumption changes	(250,000,000)	214,000,000
Benefits paid	(304,000,000)	(315,000,000)
Impact of changes in foreign exchange rates	262,000,000	(206,000,000)
Ending balance	4,675,000,000	4,706,000,000
Pension defined benefit plans [member] | Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	4,328,000,000	4,277,000,000
Interest cost	153,000,000	164,000,000
Plan participants' contributions	1,000,000	1,000,000
Actuarial losses (gains) due to:
Benefits paid	(304,000,000)	(315,000,000)
Impact of changes in foreign exchange rates	254,000,000	(191,000,000)
Ending balance	4,190,000,000	4,328,000,000
Return on plan assets (excluding interest income)	(315,000,000)	312,000,000
Employer contributions	79,000,000	85,000,000
Administration costs	(6,000,000)	(5,000,000)
Retiree welfare plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	78,000,000
Actuarial losses (gains) due to:
Experience	(7,000,000)	(9,000,000)
Demographic assumption changes	(1,000,000)
Economic assumption changes	(56,000,000)	41,000,000
Ending balance	30,000,000	78,000,000
Return on plan assets (excluding interest income)	16,000,000	(30,000,000)
Retiree welfare plans [Member] | Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	665,000,000	682,000,000
Current service cost		1,000,000
Past service cost - curtailments	12,000,000
Interest cost	24,000,000	26,000,000
Plan participants' contributions	4,000,000	4,000,000
Actuarial losses (gains) due to:
Experience	(7,000,000)	(9,000,000)
Demographic assumption changes	(1,000,000)
Economic assumption changes	(56,000,000)	41,000,000
Benefits paid	(45,000,000)	(45,000,000)
Impact of changes in foreign exchange rates	44,000,000	(35,000,000)
Ending balance	640,000,000	665,000,000
Retiree welfare plans [Member] | Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	587,000,000	603,000,000
Interest cost	21,000,000	23,000,000
Plan participants' contributions	4,000,000	4,000,000
Actuarial losses (gains) due to:
Benefits paid	(45,000,000)	(45,000,000)
Impact of changes in foreign exchange rates	51,000,000	(38,000,000)
Ending balance	610,000,000	587,000,000
Return on plan assets (excluding interest income)	(16,000,000)	30,000,000
Employer contributions	10,000,000	12,000,000
Administration costs	$ (2,000,000)	$ (2,000,000)